SUBSEQUENT EVENTS (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2012
Share Price	$ 5.00
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	800,000
Share Price	$ 5.00
Proceeds from Issuance Initial Public Offering	$ 3,455,000
Underwriting Discounts and Commissions	$ 545,000